Related Party Transactions with Verint - Schedule of Net Transfers To and From Verint (Details) - USD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2021	Jan. 31, 2020	Jan. 31, 2019
Related Party Transaction [Line Items]
Total net transfers (to) from parent per combined statements of equity	$ (164,218)	$ (42,793)	$ 32,406
Total net transfers (to) from parent per combined statements of cash flows	(189,047)	(72,057)	6,538
Total Cognyte Business of Verint Systems Inc. Equity
Related Party Transaction [Line Items]
Total net transfers (to) from parent per combined statements of equity	(164,218)	(42,793)	32,406
Former Parent
Related Party Transaction [Line Items]
Cash pooling and general financing activities	(258,799)	(133,666)	(45,192)
Corporate allocations	97,265	81,755	72,646
Related party payables	(3,772)	0	0
Income taxes	1,088	9,118	4,952
Total net transfers (to) from parent per combined statements of equity	(164,218)	(42,793)	32,406
Stock-based compensation - equity-classified awards and issuances	(29,062)	(29,264)	(25,868)
Related party payables	3,772	0	0
Other, net	461	0	0
Total net transfers (to) from parent per combined statements of cash flows	$ (189,047)	$ (72,057)	$ 6,538